INTEREST, SIMILAR INCOME AND SIMILAR EXPENSES (Tables)	12 Months Ended
Dec. 31, 2020
INTEREST, SIMILAR INCOME AND SIMILAR EXPENSES
Schedule of detailed information of interest income expenses

This item consists of the following:

	2020	2019	2018
	S/(000)	S/(000)	S/(000)
Interest and similar income
Interest on loans	10,027,834	10,664,519	10,041,097
Interest on investments at fair value through other comprehensive income	1,097,952	1,070,469	954,288
Interest on investments at amortized cost	226,516	194,803	211,102
Interest on due from banks (*)	74,813	320,713	159,381
Interest on investments at fair value through profit or loss	47,696	46,170	87,409
Dividends received	25,603	25,259	24,390
Other interest and similar income	47,234	59,731	44,967
Total	11,547,648	12,381,664	11,522,634

Interest and similar expense
Interest on deposits and obligations	(1,188,335)	(1,458,910)	(1,202,025)
Interest on bonds and notes issued	(883,913)	(900,172)	(911,006)
Interest on due to banks and correspondents	(557,141)	(590,908)	(623,001)
Deposit Insurance Fund	(183,132)	(151,626)	(140,184)
Interest on lease liabilities	(32,295)	(36,484)	—
Other interest and similar expense	(131,490)	(151,813)	(157,313)
Total	(2,976,306)	(3,289,913)	(3,033,529)

(*) As of December 31, 2020, the item suffered a decrease that is mainly due to a significant drop in the interest rate paid by the BCR to the ordinary reserve accounts. See note 4